Consolidating Financial Information Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Other Receivables, Net, Current	$ 19.7	$ 23.8
Document Period End Date	Sep. 30, 2017
Asset Management segment [Member]
Fair Value, Net Asset (Liability)	$ 67.4
Corporate and Other and eliminations [Member]
Other Receivables, Net, Current	0.3
Consumer Products Segment [Member]
Other Receivables, Net, Current	19.4	22.9
Discontinued Operations, Held-for-sale [Member]
Other Receivables, Net, Current		0.0
Consolidation, Eliminations
Other Receivables, Net, Current	0.0	0.0
Consolidated Entities
Other Receivables, Net, Current	$ 19.7	$ 23.8